Subsequent Events (Detail) (Redeemable Preferred Stock, Mizuho Capital Investment (EUR) 1 Limited, EUR €) In Millions	12 Months Ended
Mar. 31, 2011
Redeemable Preferred Stock | Mizuho Capital Investment (EUR) 1 Limited
Subsequent Event [Line Items]
Aggregate redemption amount	€ 500
Reason for the redemption	Arrival of optional redemption date